Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 110,485		$ 110,485		$ 103,462	$ 89,822
Less accumulated depreciation and amortization	(70,767)		(70,767)		(66,962)	(58,517)
Property, plant and equipment, net	39,718		39,718		36,500	31,305
Depreciation and amortization expense on property, plant and equipment	2,618	2,449	5,159	4,848	9,815	9,515	9,728
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	485		485		485	485
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,429		3,429		3,429	3,410
Property, plant and equipment useful life			25 years		25 years
Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66,219		66,219		62,079	54,957
Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,330		15,330		14,185	13,069
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,128		2,128		2,128	1,100
Property, plant and equipment useful life			5 years		5 years
Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,245		19,245		17,603	15,107
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,649		$ 3,649		$ 3,553	$ 1,694
Minimum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Minimum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Minimum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Maximum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			10 years		10 years
Maximum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Maximum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years